Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases
Supplemental cash flow information related to leases is as follows (in thousands):

	December 31, 2020	December 31, 2019
Cash paid for the amounts included in the measurement of leases liabilities – operating	$12,551	$8,000
Cash paid for amounts included in the measurement of lease liabilities - financing	$5,049	$—
Operating lease right-of-use assets obtained in exchange for operating leases liabilities 1	$27,630	$82,300
Financing lease right-of-use assets obtained in exchange for finance lease liabilities	$20,120	$—

1	Of the $82.3 million obtained as of December 31, 2019, $76.0 million is related to the adoption of ASU 2016-02.

Schedule of Additional Supplemental Flow Information Related to Leases
Additional supplemental information related to leases was as follows:

	December 31, 2020	December 31, 2019
Weighted average remaining lease term – operating leases	15.9 years	16 years
Weighted average remaining lease term – finance leases	2.4 years	—
Weighted average discount rate – operating leases	7.8%	6%
Weighted average discount rate – finance leases	6.2%	—

Schedule of Maturities of Company's Operating Lease Liabilities
The maturities of the Company’s operating lease liabilities are summarized below (in thousands):

December 31, 2020	Amounts
2021	$11,493
2022	11,414
2023	11,175
2024	11,175
2025	11,246
Thereafter	124,684

Total lease payments	181,187
Less imputed interest	(76,653)

Total	$104,534

Summary of Maturities of the Company's Financing Lease Liabilities
The maturities of the Company’s financing lease liabilities are summarized below (in thousands):

December 31, 2020	Amounts
2021	$10,322
2022	10,083
2023	4,505

Total lease payments	24,910
Less imputed interest	(1,778)

Total	$23,132